Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Amount by which current cost used to value inventories is lower than LIFO valued inventories	$ 58	$ 67	$ 34
Inventories accounted under the LIFO method	89.00%	91.00%	88.00%
Consignment inventory	$ 11.1	$ 11.7	$ 11.3